NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2023
NON-CONTROLLING INTEREST
NON-CONTROLLING INTEREST

22.NON-CONTROLLING INTEREST

In May 2023, the Company incorporated Hangzhou Kingway Technology Co., Ltd. (“Kingway Technology”), in which the Company held 100% equity interest with total cash contribution of US$4,857.

In September 2023, a related party ultimately controlled by the Controlling Shareholder of the Company and a third party made capital contributions of US$4,182 and US$278 to Kingway Technology, respectively. As a result, the Company’s equity interest in Kingway Technology decreased to 54.3% according to the Articles of Association of Kingway Technology. The Group recorded an increase in additional paid-in capital of US$968 due to the change of the Company’s its equity interest in Kingway Technology.